Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2013
Related Party Balances and Transactions
22	RELATED PARTY BALANCES AND TRANSACTIONS

For the periods presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Purchases from related parties (Notes 22(a))	105,154	92,906	138,835
Sales to related parties (Note 22(b))	2,207	5,454	2,490
Lease of property from a related party (Note 22(d))	1,082	1,082	1,082
Disposal of a subsidiary to a related party (Note 22(f))	20,000	—	—

	December 31,
	2012	2013
	RMB	RMB

Amounts due from related parties (Note 22(c))	8,254	379
Amounts due to related parties (Note 22(e))	18,381	29,247

Notes:

(a)	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Neptunus Group and its affiliates	2,207	5,454	2,490

	2,207	5,454	2,490

(c)	The amounts due from related parties represent the following:

	December 31,
	2012	2013
	RMB	RMB

Amount due from Neptunus Group and its affiliates related to:

Sales of merchandise (Note 22(b))	7,304	335
Expenses paid on behalf of related parties	950	44

	8,254	379

Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group.

(d)	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement was renewed since November 1, 2013 and will expire in October 2015.

(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 22(a) above.

(f)	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognized in additional paid-in capital. As Neptunus Group held over 50% of the Company’s equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group’s financial position or business operation.